Commitments and Contingencies - Summary of Minimum (Base Rental) Lease Payments (Details) - USD ($) $ in Thousands	Feb. 28, 2023	May 31, 2022	May 31, 2021
Fiscal Year
2023 (3 months remaining)	$ 45	$ 177
2024	182	182
2025	185	185
2026	169	208
Total operating lease payments	581	752
Less: imputed interest	(125)	(196)
Present value of operating lease liabilities	$ 456	$ 556	$ 727